Notes receivable	6 Months Ended
Mar. 31, 2022
Notes receivable.
Notes receivable

Note 4 – Notes receivable

Notes receivable of $18.1 million represent bank acceptance bills received from customers for the refund of other receivables (See Note 7). These notes receivable were issued in January 2022 by banks with nil interest and with a maturity date in July 2022. In July 2022, these notes receivable were fully collected from the banks.